Income Taxes - Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciling items:
Tax exempt interest (as a percent)	(9.40%)	(8.00%)	(12.30%)
Dividend received deduction (as a percent)	(1.70%)	(1.40%)	(2.20%)
Non deductible health insurer fee (as a percent)	1.00%	0.70%	0.00%
Other (as a percent)	0.20%	0.10%	0.10%
Effective income tax rate: (as a percent)	25.10%	26.40%	20.60%